497(e)
                                                                      333-142454

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR RETIREMENT INCOME ANNUITY

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1. PORTFOLIO NAME CHANGE

   Effective on or about January 15, 2009, the EQ/AllianceBernstein Intermediate Government Securities Portfolio will be renamed. The new name of the Portfolio will be EQ/Intermediate Government Bond Index Portfolio. Accordingly, all references to its respective corresponding investment option in the Prospectus is also changed.

2. PORTFOLIO SUB-ADVISER CHANGES

   Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

   -----------------------------
   AXA Premier VIP Trust
   -----------------------------
   MULTIMANAGER HIGH YIELD
   -----------------------------
   MULTIMANAGER SMALL CAP VALUE
   -----------------------------
   MULTIMANAGER TECHNOLOGY
   -----------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the EQ/AllianceBernstein Intermediate Government Securities Portfolio and other Portfolios that had a reduction in their expenses. In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

   ---------------------------------------------------------------------------
                                        Management     12b-1     Other
   Portfolio Name                          Fees        Fees     Expenses
   ---------------------------------------------------------------------------
   AXA Premier VIP Trust
   ---------------------------------------------------------------------------
   Multimanager High Yield               0.53%           --      0.18%
   Multimanager Small Cap Value          0.85%         0.25%     0.19%
   Multimanager Technology               0.95%         0.25%     0.22%
   ---------------------------------------------------------------------------
   EQ Advisors Trust
   ---------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index 0.35%           --      0.14%
   ---------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------------
                                       Acquired                                     Net Total
                                      Fund Fees     Total Annual    Fee Waivers      Annual
                                         and          Expenses        and/or        Expenses
                                       Expenses       (Before         Expense        (After
                                     (Underlying      Expense       Reimburse-      Expense
   Portfolio Name                    Portfolios)    Limitations)       ments      Limitations)
   ---------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust
   ---------------------------------------------------------------------------------------------------
   Multimanager High Yield                 --          0.71%             --           0.71%
   Multimanager Small Cap Value            --          1.29%           0.00%          1.29%
   Multimanager Technology               0.01%         1.43%           0.00%          1.43%
   ---------------------------------------------------------------------------------------------------
   EQ Advisors Trust
   ---------------------------------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index   --          0.49%             --           0.49%
   ---------------------------------------------------------------------------------------------------

RIA NB/IF (AR)                                                            x02458
Form # RIA 08 01 (1/09)                                            142058 (1/09)

4. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus, replacing the information shown for the EQ/AllianceBernstein Intermediate Government Securities Portfolio and other Portfolios that had a reduction in their expenses.

   ---------------------------------------------------------------------------------------------------------------------------------
                                              If you surrender your contract at the        If you annuitize at the end of the
                                                end of the applicable time period                applicable time period
   ---------------------------------------------------------------------------------------------------------------------------------
                                             1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
   ---------------------------------------------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   ---------------------------------------------------------------------------------------------------------------------------------
   Multimanager High Yield                    $819     $1,167     $1,526      $2,274      $377     $  796     $1,237      $2,449
   Multimanager Small Cap Value               $871     $1,324     $1,792      $2,837      $431     $  961     $1,515      $3,012
   Multimanager Technology                    $885     $1,365     $1,861      $2,982      $446     $1,005     $1,588      $3,157
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ ADVISORS TRUST:
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index      $797     $1,099     $1,410      $2,023      $353     $  724     $1,116      $2,198
   ---------------------------------------------------------------------------------------------------------------------------------

  -------------------------------------------------------------------------------------
                                             If you do not surrender your contract
                                                  at the end of the applicable
                                                          time period
  -------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years
  -------------------------------------------------------------------------------------

  -------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
  -------------------------------------------------------------------------------------
  Multimanager High Yield                    $202      $621      $1,062     $2,274
  Multimanager Small Cap Value               $256      $786      $1,340     $2,837
  Multimanager Technology                    $271      $830      $1,413     $2,982
  -------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
  -------------------------------------------------------------------------------------
  EQ/Intermediate Government Bond Index      $178      $549      $  941     $2,023
  -------------------------------------------------------------------------------------

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

  Co-distributed by affiliates AXA Advisors, LLC and/or AXA Distributors, LLC,
                          1290 Avenue of the Americas,
                               New York, NY 10104.

                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

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